Alpha Analytics Value Fund
                       Alpha Analytics Digital Future Fund




























                               Semi-Annual Report
                                January 31, 2002
                                   (Unaudited)
alpha analytics
INVESTMENT GROUP LLC

                                                                   March 2002


Dear Fellow Shareholders:

We are pleased to send you the Alpha Analytics Funds' Semi-Annual Report, which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Operations for the 6-month period ending January 31, 2002.

We encourage you to read them to help you stay informed about your mutual fund investment.

The last six-months have been challenging times for investors. This period has included the terrorist attack on the world trade center, and the collapse of Enron and the associated accounting scandal. Not surprising, the markets reacted negatively to both events. Most broad market indices were down over the last 6-months. Both of our mutual funds also declined over this period.

We are happy to report that the Alpha Analytics Value Fund completed its third year on December 31, 2001. Over this three-year period it was the #1 performing Large-cap blend fund out of 859 US-Domiciled large-cap blend funds tracked by Morningstar. Over the 1-year period ending 12/31/2001 it was the #13 performing large cap blend fund out of 1222 US-Domiciled Large-cap blend funds. It also received a 5-star overall Morningstar rating.(1) We are very proud of this performance.



----------
(1) DISCLAIMER

(C)2002 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Alpha Analytics Value Fund was rated against 4,811 U.S.-domiciled domestic stock funds in the last three years. With respect to these domestic stock funds, the Alpha Analytics Value Fund received a 5-Star Three-Year Morningstar Rating(TM) and a 5-Star Overall Morningstar Rating(TM).

The Morningstar(R) Category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar(R) classifies large-cap to be the top 5% of the 5,000 largest domestic stocks in the Morningstar(R) equity database. Based on this criteria, Morningstar(R) classified the Alpha Analytics Value Fund as a large-cap blend fund. The Alpha Analytics Value Fund employs a "relative-value philosophy," and it is classified as a large-cap value fund by the definitions set forth in its Prospectus.

Past performance is no guarantee of future performance. The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return includes reinvestment of dividends and capital gains distributions. The total return set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of fees, the total return would have been lower.



                                                      --------------------------
                                                      1901 Avenue of the Stars
                                                      Suite 1100
                                                      Los Angeles, CA 90067-6002
                                                      Telephone: (310) 556-0389
                                                      Telefax:  (310) 556-8945
                                                      www.alphaanalytics.com

One of our goals over the last year was to make investing in the Alpha Analytics Mutual Funds easier and more convenient. We have gone a long way towards achieving this goal. Currently both funds are available through:

     -     Accutrade
     -     American Express
     -     Brown & Co
     -     Datalynx
     -     Direct purchase through Alpha Analytics
     -     Schwab OneSource(R)
     -     TD Waterhouse
     -     Wall St Discount

The Alpha Analytics Value Fund is also available through
     -     Fidelity
     -     Pershing
     -     T. Rowe Price
     -     Vanguard

If we are not available through your preferred broker or fund supermarket, please let us know.

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

For the Intelligent Investor--

/s/Reg Gipson

Reg Gipson



Alpha Analytics Mutual Funds are distributed by AmeriMutual Fund Distributors, Inc. Mutual Funds are sold by prospectus only. Please read the prospectus carefully before investing or sending money. A prospectus can be obtained free of charge from Alpha Analytics at 1-877-Alpha40.

                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2002
                                   (Unaudited)

                                                                      MARKET
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCKS - 98.10%
AUTOMOBILES - 2.38%
7,800   General Motors Corp. Cl H .............................      $122,460
                                                                    ---------

BANKING - 8.93%
1,800   Bank of America Corp. .................................       113,454
5,300   FleetBoston Financal Corp. ............................       178,186
8,100   U.S. Bancorp ..........................................       168,642
                                                                    ---------
                                                                      460,282
                                                                    ---------
BEVERAGES - 2.18%
2,400   Diageo PLC- Sponsored ADR .............................       112,464
                                                                    ---------

COMMUNICATION SERVICES - 4.60%
9,000  +AT&T Wireless Services, Inc. ..........................       103,500
8,100   Motorola, Inc. ........................................       107,811
1,700   Nippon Telegraph and Telephone Corp ADR ...............        25,534
                                                                    ---------
                                                                      236,845
                                                                    ---------
COMPUTER SERVICES - 3.30%
13,600  +Unisys Corp. .........................................       170,000
                                                                    ---------
COMPUTER SOFTWARE & PROGRAMMING - 8.50%
3,600   Electronic Data Systems Corp. .........................       225,396
4,100  +Synopsys, Inc. ........................................       212,708
                                                                    ---------
                                                                      438,104
FINANCIAL SERVICES - 6.00%
6,152   ING Groep N.V. Sponsored ADR ..........................       155,338
2,850   MBIA, Inc. ............................................       153,558
                                                                    ---------
                                                                      308,896
                                                                    ---------
FOOD- 3.65%
8,900   Sara Lee Corp. ........................................       188,235
                                                                    ---------
INSURANCE - 13.18%
4,000   Aetna, Inc. ...........................................       137,520
6,900   Allianz AG ADR ........................................       155,940
4,800   Allstate Corp. ........................................       154,848
2,500  +Prudential Financial, Inc. ...........................         77,625
5,000   SAFECO Corp. ..........................................       152,950
                                                                    ---------
                                                                      678,883
                                                                    ---------




   The accompanying notes are an integral part of these financial statements.


                                       3



                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2002
                            (Unaudited) - (Continued)
                                                                      MARKET
    SHARES                                                            VALUE
    ------                                                            -----

MEDICAL & RELATED - 9.09%
1,900   Abbott Laboratories ...................................      $109,630
2,800   +Boston Scientific Corp. ..............................        62,916
3,800   +Guidant Corp. ........................................       182,590
1,700   Roche Holding Ltd. ADR ................................       112,965
                                                                    ---------
                                                                      468,101
                                                                    ---------
MULTIMEDIA - 1.57%
1,200   Gannett Co., Inc. .....................................        80,940
                                                                    ---------

OIL,  ENERGY & NATURAL GAS - 9.72%
5,100   Conoco, Inc- Cl B .....................................       143,616
3,400   ENSCO International, Inc. .............................        80,920
3,000   Schlumberger Ltd. .....................................       169,170
3,500   Transocean Sedco Forex, Inc. ..........................       107,240
                                                                    ---------
                                                                      500,946
                                                                    ---------
PHARMACEUTICALS - 8.88%
2,800   Alpharma, Inc. Cl A ...................................        72,100
3,500  +Elan Corp. PLC Sponsered ADR ..........................        98,315
5,800   Schering-Plough Corp. .................................       187,804
3,400  +Watson Pharmaceuticals, Inc. ..........................        99,620
                                                                    ---------
                                                                      457,839
                                                                    ---------
RETAIL - 7.71%
4,600   CVS Corp. .............................................       125,120
9,200   Limited, Inc. .........................................       170,660
4,000   Nordstrom, Inc. .......................................       101,200
                                                                    ---------
                                                                      396,980
                                                                    ---------
SOFTWARE - 8.41%
17,000  +BMC Software, Inc. ...................................       300,390
19,300  +Parametric Technology Corp. ..........................       132,784
                                                                    ---------
                                                                      433,174
                                                                    ---------
        TOTAL COMMON STOCKS
         (Cost $4,964,158).....................................     5,054,149
                                                                    ---------





   The accompanying notes are an integral part of these financial statements.


                                       4










                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2002
                            (Unaudited) - (Continued)

 PRINCIPAL                                                               MARKET
  AMOUNT                                                                 VALUE
  ------                                                                 -----

SHORT TERM INVESTMENTS- 2.62%
  $ 134,830  Firstar U.S. Treasury Money Market Fund, 1.27%
        (Cost $134,830)........................................    $   134,830
                                                                    ----------

       TOTAL INVESTMENTS
        (Cost $5,098,988)...............................100.72%      5,188,979

       Liabilities less cash and other assets............(0.72)%       (37,148)
                                                        -------     ----------

       TOTAL NET ASSETS.................................100.00%     $5,151,831
                                                        ======      ==========

(1) Federal Tax Information: At January 31, 2002, the net unrealized appreciation based on cost for Federal income tax purposes of $5,098,988 was as follows:

        Aggregate gross unrealized appreciation for
        all investments for which there was an excess
        of value over cost......................................$      614,431
        Aggregate gross unrealized depreciation for
        all investments for which there was an excess
        of cost over value......................................      (524,440)
                                                                    ----------
        Net unrealized appreciation.............................$       89,991
                                                                   ===========
+    Non-income producing security.
ADR- American Depository Receipt.




   The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2002
                                   (Unaudited)

                                                                      MARKET
   SHARES                                                              VALUE
--------------                                                       ----------

COMMON STOCKS - 99.09%
COMMUNICATIONS EQUIPMENT - 23.07%
11,000  +ADC Telecommunications, Inc. .........................      $ 53,680
8,200   +Avanex Corp. .........................................        38,130
2,000   +Comverse Technology, Inc. ............................        42,740
2,000   Nokia Corp. Sponsored ADR .............................        46,900
1,100   +QUALCOMM, Inc. .......................................        48,543
6,000   +Terayon Communication Systems, Inc* ..................        41,880
1,500   +Tollgrade Communications, Inc. .......................        37,155
                                                                     --------
                                                                      309,028
                                                                     --------
COMPUTER HARDWARE - 0.80%
1,000   +Sun Microsystems, Inc. ...............................        10,760
                                                                     --------

COMPUTER/NETWORK PRODUCTS - 4.51%
1,600   +EMC Corp. ............................................        26,240
2,000   +Riverstone Networks, Inc. ............................        34,140
                                                                     --------
                                                                       60,380
                                                                     --------
COMPUTERS - PERIPHERAL EQUIPMENT - 3.91%
1,500   +SanDisk Corp. ........................................        23,115
2,000   +SCM Microsystems, Inc. ...............................        29,200
                                                                    ----------
                                                                       52,315
                                                                    ----------
COMPUTER SOFTWARE & SERVICES - 10.79%
5,000   +Commerce One, Inc. ...................................        11,300
13,000  +Excelon Corp. ........................................        15,860
12,800  +Gemplus International SA ADR* ........................        55,808
  100   +Informatica Corp. ....................................         1,265
1,000   +RSA Security, Inc. ...................................        11,210
1,400   SAP AG- Sponsored ADR* ................................        49,084
                                                                    ----------
                                                                      144,527
                                                                    ----------
ELECTRONICS - INSTRUMENT - 9.57%
2,200   +Coherent, Inc. .......................................        69,036
2,500   Newport Corp. .........................................        59,150
                                                                   ----------
                                                                      128,186
                                                                   ----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 22.80%
4,000   +Conexant Systems, Inc. ...............................        52,160
1,800   +Intersil Holding Corp. Cl A* .........................        53,496
1,000   +QLogic Corp* .........................................        48,930
4,983   +Rambus, Inc. .........................................        35,778
1,600   Texas Instruments, Inc. ...............................        49,936
1,500   +Xilinx, Inc. .........................................        65,025
                                                                   ----------
                                                                      305,325
                                                                   ----------
FIBER OPTICS- 5.59%
1,800   +C-COR.net Corp. ......................................        32,256
14,300  +Optical Communication Products, Inc. Cl A ............        42,614
                                                                   ----------
                                                                       74,870
                                                                   ----------




The accompanying notes are in integral part of these financial statements.


                                       6





                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2002
                            (Unaudited) - (Continued)

                                                                       MARKET
SHARES                                                                 VALUE
-------                                                                -------

SEMICONDUCTOR- INTEGRATED CIRCUITS - 18.05%
4,000   +ARM Holdings PLC Sponsered ADR .......................      $ 57,400
7,000   +Atmel Corp. ..........................................        53,900
4,100   +Silicon Storage Technology, Inc. .....................        33,948
7,000   +Transmeta Corp. ......................................        21,980
3,000   +TriQuint Semiconductors, Inc. ........................        33,030
3,300   +Vitesse Semiconductor Corp. ..........................        41,481
                                                                   -----------
                                                                      241,739
                                                                   -----------
         TOTAL COMMON STOCKS
         (Cost $1,691,580)......................................    1,327,130
                                                                   -----------

  PRINCIPAL
   AMOUNT
--------------
SHORT TERM INVESTMENTS - 0.28%
 $ 3,767 Firstar U.S. Treasury Money Market Fund, 1.27%
         (Cost $3,767)...........................................        3,767
                                                                    -----------

         TOTAL INVESTMENTS
         (Cost $1,695,347)............................. 99.37%       1,330,897

         Cash and other assets less liabilities........  0.63%           8,472
                                                       ------       ----------

         TOTAL NET ASSETS............................  100.00%      $1,339,369
                                                       ======       ==========


(1) Federal Tax Information: At January 31, 2002, the net unrealized depreciation based on cost for Federal income tax purposes of $1,706,112 was as follows:

          Aggregate gross unrealized appreciation for all
           investments for which there was an excess of
           value over cost......................................   $    96,174
          Aggregate gross unrealized depreciation for all
           investments for which there was an excess of
           cost over value......................................      (471,389)
                                                                   ------------

          Net unrealized depreciation...........................   $  (375,215)
                                                                   ============

+    Non-income producing security.
*    Segregated securities as collateral for short sales.
ADR- American Depository Receipt.




The accompanying notes are in integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                            COMMON STOCK SHORT SALES
                                January 31, 2002
                                   (Unaudited)

                                                                       MARKET
   SHARES                                                               VALUE
--------------                                                      -----------

COMMUNICATIONS EQUIPMENT
2,000   Finisar Corp. .........................................      $ 23,540
1,000   Inrange Technologies Corp. Cl B .......................        13,210
1,000   McData Corp. Cl A .....................................        24,800
                                                                 ------------
                                                                       61,550
                                                                 ------------
SOFTWARE & PROGRAMMING
1,000   Webmethods, Inc. ......................................        23,600
                                                                 -------------

                      TOTAL SHORT SALES
                       (Proceeds $82,257)......................   $    85,150
                                                                  ===========
















The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 2002
                                   (Unaudited)

                                                                               DIGITAL
                                                               VALUE FUND     FUTURE FUND
                                                             -------------- --------------
ASSETS:
Investments in securities, at value (Cost $5,098,988 and
       and $1,695,347, respectively) (Note 2) .............   $ 5,188,979    $ 1,330,897
Receivable for securities sold ............................         7,502              0
Receivable for fund shares sold ...........................       100,372          1,650
Dividends and interest receivable .........................         2,326             45
Due from broker for short sales ...........................             0        163,824
                                                              -----------    -----------
       Total Assets .......................................     5,299,179      1,496,416
                                                              -----------    -----------

LIABILITIES:
Payable for securities purchased ..........................       141,104         69,765
Securities sold short, at value (proceeds $82,257) (Note 2)             0         85,150
Accrued advisory fees (Note 3) ............................         5,590          1,545
Other payables ............................................           654            587
                                                              -----------    -----------
       Total Liabilities ..................................       147,348        157,047
                                                              -----------    -----------
       Net Assets .........................................   $ 5,151,831    $ 1,339,369
                                                              ===========    ===========

NET ASSETS CONSIST OF:
Additional paid in capital ................................   $ 4,997,759    $ 3,869,268
Accumulated net investment income (loss) ..................           (79)        (7,741)
Undistributed net realized gain (loss) from
       investment transactions ............................        64,160     (2,154,815)
Net unrealized appreciation (depreciation) on investments .        89,991       (367,343)
                                                              -----------    -----------
       Net Assets .........................................   $ 5,151,831    $ 1,339,369
                                                              ===========    ===========

Net asset value and redemption price per share
       ($5,151,831/411,089and $1,339,369/303,190 shares
        outstanding, respectively) (Note 4) ...............   $     12.53    $      4.42
                                                              ===========    ===========





The accompanying notes are an integral part of these financial statements.


                        ALPHA ANALYTICS INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                    For the six months ended January 31, 2002
                                   (Unaudited)


                                                                      DIGITAL
                                                       VALUE FUND   FUTURE FUND
                                                       -----------  ------------

INVESTMENT INCOME:
Dividends
  (includes foreign tax withheld at source) ........   $  31,504    $      63
Interest ...........................................       1,705          547
                                                       ---------    ---------
        Total investment income ....................      33,209          610
                                                       ---------    ---------

EXPENSES:
Investment advisory fee (Note 3) ...................      38,412        9,636
Trustees' fees .....................................       6,000        6,000
Taxes ..............................................         400          400
                                                       ---------    ---------
        Total expenses .............................      44,812       16,036

Less:  Expense reimbursement and waivers (Note 3) ..     (11,522)      (7,685)
                                                       ---------    ---------
        Net expenses ...............................      33,290        8,351
                                                       ---------    ---------

        Net investment income (loss) ...............         (81)      (7,741)
                                                       ---------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS :  (Note 2)
Net realized gain (loss) from investment
        transactions ...............................      78,429     (479,820)
Net realized gain (loss) on securities sold short ..           0       11,660
Net change in unrealized appreciation (depreciation)
        of investments for the period ..............    (545,330)     436,244
                                                       ---------    ---------
Net realized and unrealized gain (loss)
        on investments .............................    (466,901)     (31,916)
                                                       ---------    ---------
Net increase (decrease) in net assets resulting
        from operations ............................   $(466,982)   $ (39,657)
                                                       =========    =========





The accompanying notes are an integral part of these financial statements.


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   For the six months    For the year
                                                                         ended               ended
                                                                    January 31, 2002     July 31, 2001
                                                                 ---------------------  ---------------
                                                                      (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment income (loss) ........................................   $       (81)   $     5,344
Net realized gain (loss) from investment transactions ...............        78,429          3,792
Net change in unrealized appreciation (depreciation) of
     investments for the period .....................................      (545,330)       573,343
                                                                        -----------    -----------

Net increase (decrease) in net assets resulting from operations .....      (466,982)       582,479
                                                                        -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ($0.01 and $0.00
     per share, respectively) .......................................        (5,342)             0
Distributions from net realized gains on investments ($0.04 and $2.41
     per share, respectively) .......................................       (17,149)      (773,311)
                                                                        -----------    -----------

Total distributions to shareholders .................................       (22,491)      (773,311)
                                                                        -----------    -----------

CAPITAL SHARE TRANSACTIONS:  (Note 4) ...............................         3,628      1,279,522
                                                                        -----------    -----------

Net increase (decrease) in net assets ...............................      (485,845)     1,088,690
NET ASSETS:
Beginning of period .................................................     5,637,676      4,548,986
                                                                        -----------    -----------

End of period (including undistributed net investment income (loss)
    of ($79) and $5,344, respectively) ..............................   $ 5,151,831    $ 5,637,676
                                                                        ===========    ===========







The accompanying notes are an integral part of these financial statements.


                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                 FOR THE SIX MONTHS      FOR THE YEAR
                                                                       ENDED               ENDED
                                                                  JANUARY 31, 2002       JULY 31, 2001
                                                                 ------------------     --------------
                                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:

Net investment income (loss) ........................................   $    (7,741)   $   (31,226)
Net realized gain (loss) from investment transactions ...............      (479,820)    (1,681,718)
Net realized gain (loss) on securities sold short ...................        11,660              0
Net change in unrealized appreciation (depreciation) of
     investments for the period .....................................       436,244       (872,888)
                                                                        -----------    -----------
Net increase (decrease) in net assets resulting from operations .....       (39,657)    (2,585,832)
                                                                        -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ............................             0              0
Distributions from net realized gains on investments ($0.00 and $0.12
     per share, respectively) .......................................             0        (33,354)
                                                                        -----------    -----------

Total distributions to shareholders .................................             0        (33,354)
                                                                        -----------    -----------

CAPITAL SHARE TRANSACTIONS:  (Note 4) ...............................        28,402        550,825
                                                                        -----------    -----------

Net increase (decrease) in net assets ...............................       (11,255)    (2,068,361)
NET ASSETS:
Beginning of period .................................................     1,350,624      3,418,985
                                                                        -----------    -----------
End of period (including undistributed net investment income (loss)
    of ($7,741) and $0, respectively) ...............................   $ 1,339,369    $ 1,350,624
                                                                        ===========    ===========






The accompanying notes are an integral part of these financial statements.


                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                            For the six months    For the year    For the year   January 1, 1999 (1)
                                                                  ended              ended            ended          through
                                                            January 31, 2002     July 31, 2001   July 31, 2000    July 31, 1999
                                                                (Unaudited)

Net asset value, beginning of period .......................   $      13.68       $      14.24    $      11.92    $      10.00
                                                               ------------       ------------    ------------    ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............................           0.00               0.01           (0.04)           0.01
Net realized and unrealized gain (loss)
     on investments ........................................          (1.10)              1.84            2.95            1.91
                                                               ------------       ------------    ------------    ------------
Total from investment operations ...........................          (1.10)              1.85            2.91            1.92
                                                               ------------       ------------    ------------    ------------

LESS DISTRIBUTIONS:
Dividends from net investment income .......................          (0.01)              0.00           (0.01)           0.00
Distribution from realized gains from security
     transactions ..........................................          (0.04)             (2.41)          (0.58)           0.00
                                                               ------------       ------------    ------------    ------------
Total distributions ........................................          (0.05)             (2.41)          (0.59)           0.00
                                                               ------------       ------------    ------------    ------------

Net asset value, end of period .............................   $      12.53       $      13.68    $      14.24    $      11.92
                                                               ============       ============    ============    ============

Total return ...............................................          (8.00%)            13.93%          24.94%          19.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $      5,152          $   5,638       $   4,549       $   2,385
Ratio of expenses to average net assets,
     before reimbursement ..................................           1.75% (2)          1.74%           1.78%           2.45% (2)
Ratio of expenses to average net assets,
     net of reimbursement ..................................           1.30% (2)          1.30%           1.30%           1.30% (2)
Ratio of net investment income (loss) to average net assets,
     before reimbursement ..................................          (0.45)%(2)         (0.34)%         (0.76)%         (1.03)%(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement ..................................           0.00% (2)          0.10%          (0.27)%          0.12% (2)
Portfolio turnover rate ....................................          40.02%             88.06%         101.54%          32.98%

(1) Commencement of operations.
(2)  Ratios for this period of operations are annualized.



The accompanying notes are an integral part of these financial statements.



                        ALPHA ANALYTICS INVESTMENT TRUST
                               DIGITAL FUTURE FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                           For the six months     For the year      December 22, 1999(1)
                                                                ended                ended               through
                                                           January 31, 2002      July 31, 2001        July 31, 2000
                                                          -------------------  -------------------   ----------------
                                                                (Unaudited)

Net asset value, beginning of period......................           $ 4.56               $ 13.66           $ 10.00
                                                          -------------------  -------------------   ----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).............................             (0.03)               (0.11)             (0.10)
Net realized and unrealized gains (losses)
     on investments......................................             (0.11)               (8.87)              3.76
                                                          -------------------  -------------------   ----------------
Total from investment operations.........................             (0.14)               (8.98)              3.66
                                                          -------------------  -------------------   ----------------

LESS DISTRIBUTIONS:
Dividends from net investment income.....................             0.00                 0.00               0.00
Distribution from realized gains from security
     transactions.........................................            0.00                (0.12)              0.00
                                                          -------------------  -------------------   ----------------
Total distributions.......................................            0.00                (0.12)              0.00
                                                          -------------------  -------------------   ----------------

Net asset value, end of period............................          $ 4.42               $ 4.56            $ 13.66
                                                          ===================  ===================   ================

Total return..............................................           (3.07)%             (66.26)%           36.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......................        $ 1,339              $ 1,351            $ 3,419
Ratio of expenses to average net assets,
     before reimbursement..................................           2.50% (2)            2.07%              2.12% (2)
Ratio of expenses to average net assets,
     net of reimbursement..................................           1.30% (2)            1.30%              1.30% (2)
Ratio of net investment income (loss) to average net assets,
     before reimbursement..................................          (2.40)%(2)           (1.97)%            (2.04)%(2)
Ratio of net investment income (loss) to average net assets,
     net of reimbursement...................................         (1.20)%(2)           (1.20)%            (1.21)%(2)
Portfolio turnover rate.....................................        106.28%               90.16%             16.55%



(1) Commencement of operations.
(2)  Ratios for this period of operations are annualized.



The accompanying notes are an integral part of these financial statements.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          Notes to Financial Statements
                                January 31, 2002
                                   (Unaudited)



NOTE 1. ORGANIZATION

     Alpha Analytics Value Fund (the "Value Fund") and Alpha Analytics Digital Future Fund (the "Digital Future Fund"), were each organized as a series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust"). The Value Fund was organized on August 18, 1998, and commenced operations on January 1, 1999. The Digital Future Fund was organized on December 13, 1999, and commenced operations on December 22, 1999. The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares, each share representing an undivided, proportionate interest in each Fund, each with its own investment objectives and policies.

     Each Fund's investment objective is to provide shareholders with long term capital appreciation. The Value Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics and that are attractively priced relative to the market and to the prices at which stocks have sold on a historical basis. The Digital Future Fund seeks to achieve its objective by investing primarily in stocks of information technology companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with these principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

      SECURITY VALUATION- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          Notes to Financial Statements
                                January 31, 2002
                            (Unaudited) - (Continued)



NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        FEDERAL INCOME TAXES- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

       DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

       SECURITY TRANSACTIONS- The Trust follows industry practice and records security transactions on the trade date. The first-in first-out identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

       SHORT SALES- The Digital Future Fund may engage in short sales (selling securities it does not own) in anticipation of a decline in market value. These short sales are collateralized by cash or high grade liquid assets which are maintained in a segregated account with the custodian bank. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Any potential gain is limited to the price at which the Fund sold the security short while any potential loss is unlimited in size.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser") to manage the assets of each Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of each Fund. The Adviser pays all of the operating expenses for each of the Funds except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. The Adviser has contractually agreed to waive the management fees in order to maintain fees of each Fund at an annual rate of 1.30% of average daily net assets through November 30, 2002.

     For the six months ended January 31, 2002, the Adviser earned advisory fees of $48,048 and incurred expense reimbursements and waivers of $19,207. The Adviser earned $38,412 from the Value Fund and $9,636 from the Digital Future Fund. The Adviser waived fees and reimbursed expenses amounting to $11,522 for the Value Fund and $7,685 for the Digital Future Fund.

     The Adviser has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-adviser to the Value Fund.

     The Trust has an agreement with AmeriMutual Funds Distributors, Inc. (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Distributor are operating expenses paid by the Adviser.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          Notes to Financial Statements
                                January 31, 2002
                            (Unaudited) - (Continued)



NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED
        PARTY TRANSACTIONS- (CONTINUED)

     Certain officers and trustees of the Trust are also officers and owners of Alpha Analytics Investment Group, LLC. Beneficial ownership of more than 25% of the voting securities of a fund creates a presumption of control of a fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2002, Robert Gipson may be deemed to control both the Value Fund and Digital Future Fund as a result of his beneficial ownership of the shares of each Fund.

NOTE 4. FUND SHARE TRANSACTIONS

     At January 31, 2002, there was an unlimited number of Fund shares authorized. Paid in capital for the Value Fund and Digital Future Fund amounted to $4,997,759 and $3,869,268, respectively.

     Transactions in capital shares were as follows:



            ALPHA ANALYTICS VALUE FUND:

                                                       For the six months            For the year
                                                            ended                       ended
                                                       January 31, 2002               July 31, 2001
                                                      Shares      Amount          Shares         Amount
                                                      ------------------          ---------------------
                                                         (Unaudited)
        Shares sold...........................       26,251     $  331,452      95,803        $1,322,241
        Shares issued for reinvestment of
         dividends and distributions
         from realized gains................          1,771         22,491      59,669           773,311
        Shares redeemed....................         (28,965)      (350,315)   ( 62,831)       (  816,030)
                                                    -------     ----------    --------        ----------
        Net increase.........................       (   943)    $    3,628      92,641        $1,279,522
                                                    =======     ==========    ========        ==========





           ALPHA ANALYTICS DIGITAL FUTURE FUND:

                                                  FOR THE SIX MONTHS              FOR THE YEAR
                                                        ENDED                        ENDED
                                                  JANUARY 31, 2002                JULY 31, 2001
                                                  ----------------                -------------
                                                 Shares       Amount            Shares      Amount
                                                 ------       ------            ------      ------
                                                    (Unaudited)
Shares sold .....................                25,934      $109,688           103,138   $916,662
Shares issued for reinvestment of
 dividends and distributions
 from realized gains ............                     0             0             2,874     32,361
Shares redeemed .................               (18,616)     (81,286)           (60,479) ( 398,198)
                                                -------      -------            -------  ---------
Net increase ....................                 7,318      $ 28,402            45,533   $550,825
                                                =======      =======            =======  =========



NOTE 5. INVESTMENTS
     Investment transactions, excluding short term investments, for the six months ended January 31, 2002, were as follows:
                                                                    Digital
                                                 Value  Fund      Future Fund
                                                 ----------       -----------
           Purchases.......................     $ 2,077,530       $ 1,386,603
           Sales.............................   $ 1,974,456       $ 1,299,855

                        ALPHA ANALYTICS INVESTMENT TRUST
                          Notes to Financial Statements
                                January 31, 2002
                            (Unaudited) - (Continued)



NOTE 6. CAPITAL LOSS CARRYOVERS

     At January 31, 2002, the Digital Future Fund had a net capital loss carryover of approximately $1,666,564 which expires in 2008.

                               INVESTMENT ADVISER
                      Alpha Analytics Investment Group, LLC
                        Corporate Management Group, Inc.
                      1901 Avenue of the Stars, Suite 1100
                              Los Angeles, CA 90067

                         SUB-ADVISER (TO THE VALUE FUND)
                             Cambiar Investors, Inc.
                         2401 East 2nd Avenue, Suite 400
                                Denver, CO 80206

                                  LEGAL COUNSEL
                               Thompson Hine, LLP
                          312 Walnut Street, 14th Floor
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                  ADMINISTRATOR
                           Orbitex Fund Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, NY 11788-5167

                                   DISTRIBUTOR
                       AmeriMutual Fund Distributors, Inc.
                             14747 California Street
                                 Omaha, NE 68154

                          TRANSFER AGENT (ALL PURCHASE
                            AND REDEMPTION REQUESTS)
                           Orbitex Data Services, Inc.
                        14707 California Street, Suite 5
                                 P.O. Box 542007
                              Omaha, NE 68154-1952

                                    CUSTODIAN
                                Firstar Bank N.A.
                          425 Walnut Street, M.L. 6118
                              Cincinnati, OH 45202











    This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a copy of a prospectus call 1-877-Alpha40.